Property, plant and equipment	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment

8Property, plant and equipment

	Computer
	equipment				Leasehold
	and	Furniture	Laboratory	Right-of-	improve-
	software	and fixtures	equipment	use assets	ments	Total
	$	$	$	$	$	$

Year ended December 31, 2019
Opening net book value	96	163	558	1,323	743	2,883
Additions	190	18	253	–	15	476
Disposals
Cost	(9)	–	(11)	–	–	(20)
Accumulated depreciation	9	–	10	–	–	19
Depreciation for the year	(119)	(34)	(144)	(150)	(81)	(528)

Closing net book value	167	147	666	1,173	677	2,830

As at December 31, 2019
Cost	456	212	1,588	1,417	815	4,488
Accumulated depreciation	(289)	(65)	(922)	(244)	(138)	(1,658)

Net book value	167	147	666	1,173	677	2,830

Year ended December 31, 2020
Opening net book value	167	147	666	1,173	677	2,830
Additions	52	26	318	176	25	597
Disposals
Cost	(14)	–	(189)	–	–	(203)
Accumulated depreciation	12	–	118	–	–	130
Depreciation for the year	(96)	(33)	(139)	(166)	(81)	(515)

Closing net book value	121	140	774	1,183	621	2,839

As at December 31, 2020
Cost	495	238	1,717	1,593	839	4,882
Accumulated depreciation	(374)	(98)	(943)	(410)	(218)	(2,043)

Net book value	121	140	774	1,183	621	2,839